Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Separate Portfolios Trust
Entity Central Index Key	0001392116
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000164501
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class A
Trading Symbol	VTRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date Retirement Income Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweights to emerging markets equity, U.S. large cap equity & international equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Underweights to commodities, U.S. small cap equity & EM bond were the main asset allocation detractors. On an individual holdings level, no active underlying funds detracted from performance.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
2016	$9,423	$10,000	$10,000	$10,000	$10,000
2017	$10,041	$10,655	$10,158	$11,753	$10,587
2018	$10,428	$11,066	$10,120	$13,145	$11,056
2019	$10,749	$11,407	$10,768	$12,975	$11,382
2020	$11,333	$12,026	$11,782	$13,680	$12,187
2021	$12,968	$13,761	$11,735	$19,404	$13,612
2022	$12,015	$12,750	$10,771	$18,089	$12,845
2023	$11,789	$12,510	$10,540	$18,243	$12,870
2024	$12,868	$13,655	$10,678	$22,540	$14,023
2025	$13,841	$14,688	$11,261	$25,617	$15,132
2026	$15,726	$16,688	$11,839	$33,371	$17,037

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	7.10%	2.72%	4.63%
Class A - Excluding Sales Charge	13.62%	3.93%	5.25%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

AssetsNet	$ 255,509,564
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 193,645
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$255,509,564 # of Portfolio Holdings13 Portfolio Turnover Rate36% Investment Advisory Fees Paid$193,645
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Equity	35.3%
Fixed Income	65.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Large Growth	0.5%
International	11.0%
Emerging Markets	3.5%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.3%
Fidelity 500 Index Fund	20.4%
iShares Core U.S. Aggregate Bond ETF	12.7%
Schwab U.S. TIPS ETF	10.1%
Vanguard FTSE Developed Markets ETF	8.1%
Voya Short Duration Bond Fund - Class R6	8.0%
SPDR Portfolio High Yield Bond ETF	4.1%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.9%

Material Fund Change [Text Block]
C000121558
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class I
Trading Symbol	ISOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date Retirement Income Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweights to emerging markets equity, U.S. large cap equity & international equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Underweights to commodities, U.S. small cap equity & EM bond were the main asset allocation detractors. On an individual holdings level, no active underlying funds detracted from performance.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$267,096	$253,950	$293,825	$264,675
2018	$278,121	$253,010	$328,614	$276,400
2019	$287,676	$269,203	$324,375	$284,554
2020	$304,111	$294,562	$341,988	$304,672
2021	$348,805	$293,384	$485,110	$340,288
2022	$324,611	$269,268	$452,220	$321,130
2023	$319,534	$263,505	$456,064	$321,740
2024	$349,745	$266,945	$563,496	$350,578
2025	$377,447	$281,518	$640,424	$378,296
2026	$429,950	$295,968	$834,274	$425,918

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	13.91%	4.27%	5.57%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

AssetsNet	$ 255,509,564
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 193,645
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$255,509,564 # of Portfolio Holdings13 Portfolio Turnover Rate36% Investment Advisory Fees Paid$193,645
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Equity	35.3%
Fixed Income	65.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Large Growth	0.5%
International	11.0%
Emerging Markets	3.5%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.3%
Fidelity 500 Index Fund	20.4%
iShares Core U.S. Aggregate Bond ETF	12.7%
Schwab U.S. TIPS ETF	10.1%
Vanguard FTSE Developed Markets ETF	8.1%
Voya Short Duration Bond Fund - Class R6	8.0%
SPDR Portfolio High Yield Bond ETF	4.1%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.9%

Material Fund Change [Text Block]
C000201116
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class R
Trading Symbol	VRRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date Retirement Income Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweights to emerging markets equity, U.S. large cap equity & international equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Underweights to commodities, U.S. small cap equity & EM bond were the main asset allocation detractors. On an individual holdings level, no active underlying funds detracted from performance.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$10,268	$10,660	$9,861	$10,283
2020	$10,807	$11,664	$10,397	$11,010
2021	$12,329	$11,617	$14,747	$12,297
2022	$11,390	$10,662	$13,748	$11,605
2023	$11,134	$10,434	$13,864	$11,627
2024	$12,137	$10,570	$17,130	$12,669
2025	$13,017	$11,147	$19,469	$13,670
2026	$14,759	$11,719	$25,362	$15,391

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	13.38%	3.66%	4.99%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date Retirement Income Index	12.59%	4.59%	5.54%

AssetsNet	$ 255,509,564
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 193,645
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$255,509,564 # of Portfolio Holdings13 Portfolio Turnover Rate36% Investment Advisory Fees Paid$193,645
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Equity	35.3%
Fixed Income	65.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Large Growth	0.5%
International	11.0%
Emerging Markets	3.5%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.3%
Fidelity 500 Index Fund	20.4%
iShares Core U.S. Aggregate Bond ETF	12.7%
Schwab U.S. TIPS ETF	10.1%
Vanguard FTSE Developed Markets ETF	8.1%
Voya Short Duration Bond Fund - Class R6	8.0%
SPDR Portfolio High Yield Bond ETF	4.1%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.9%

Material Fund Change [Text Block]
C000164502
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class R6
Trading Symbol	VTRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date Retirement Income Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweights to emerging markets equity, U.S. large cap equity & international equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Underweights to commodities, U.S. small cap equity & EM bond were the main asset allocation detractors. On an individual holdings level, no active underlying funds detracted from performance.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,068,545	$1,015,800	$1,175,300	$1,058,700
2018	$1,112,152	$1,012,042	$1,314,456	$1,105,600
2019	$1,151,666	$1,076,812	$1,297,499	$1,138,216
2020	$1,217,703	$1,178,248	$1,367,953	$1,218,687
2021	$1,396,911	$1,173,535	$1,940,442	$1,361,152
2022	$1,300,166	$1,077,070	$1,808,880	$1,284,519
2023	$1,279,975	$1,054,021	$1,824,255	$1,286,960
2024	$1,401,585	$1,067,781	$2,253,984	$1,402,314
2025	$1,513,174	$1,126,070	$2,561,696	$1,513,184
2026	$1,723,904	$1,183,874	$3,337,098	$1,703,671

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	13.93%	4.30%	5.60%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

AssetsNet	$ 255,509,564
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 193,645
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$255,509,564 # of Portfolio Holdings13 Portfolio Turnover Rate36% Investment Advisory Fees Paid$193,645
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Equity	35.3%
Fixed Income	65.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Large Growth	0.5%
International	11.0%
Emerging Markets	3.5%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.3%
Fidelity 500 Index Fund	20.4%
iShares Core U.S. Aggregate Bond ETF	12.7%
Schwab U.S. TIPS ETF	10.1%
Vanguard FTSE Developed Markets ETF	8.1%
Voya Short Duration Bond Fund - Class R6	8.0%
SPDR Portfolio High Yield Bond ETF	4.1%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.9%

Material Fund Change [Text Block]
C000164507
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class A
Trading Symbol	VTREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2030 Index.  Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
2016	$9,425	$10,000	$10,000	$10,000	$10,000
2017	$10,585	$11,231	$10,158	$11,753	$11,243
2018	$11,474	$12,174	$10,120	$13,145	$12,278
2019	$11,535	$12,239	$10,768	$12,975	$12,356
2020	$12,198	$12,942	$11,782	$13,680	$13,061
2021	$15,785	$16,748	$11,735	$19,404	$16,619
2022	$14,643	$15,537	$10,771	$18,089	$15,627
2023	$14,409	$15,288	$10,540	$18,243	$15,721
2024	$16,596	$17,610	$10,678	$22,540	$17,959
2025	$18,079	$19,182	$11,261	$25,617	$19,668
2026	$21,715	$23,041	$11,839	$33,371	$23,405

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	13.23%	5.34%	8.06%
Class A - Excluding Sales Charge	20.12%	6.59%	8.71%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2030 Index	19.00%	7.09%	8.88%

AssetsNet	$ 202,866,434
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 158,081
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,866,434 # of Portfolio Holdings16 Portfolio Turnover Rate43% Investment Advisory Fees Paid$158,081
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Fixed Income	39.6%
Equity	60.8%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Large Growth	0.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	26.5%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	34.3%
Voya Intermediate Bond Fund - Class R6	17.4%
Vanguard FTSE Developed Markets ETF	11.6%
iShares Core U.S. Aggregate Bond ETF	9.1%
Voya Multi-Manager International Equity Fund - Class I	5.9%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	3.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
C000121561
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class I
Trading Symbol	IRSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2030 Index.  Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$281,445	$253,950	$293,825	$281,075
2018	$305,978	$253,010	$328,614	$306,962
2019	$308,296	$269,203	$324,375	$308,896
2020	$326,894	$294,562	$341,988	$326,534
2021	$423,943	$293,384	$485,110	$415,482
2022	$394,407	$269,268	$452,220	$390,677
2023	$389,132	$263,505	$456,064	$393,021
2024	$449,319	$266,945	$563,496	$448,974
2025	$490,569	$281,518	$640,424	$491,692
2026	$590,601	$295,968	$834,274	$585,135

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	20.39%	6.86%	8.98%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2030 Index	19.00%	7.09%	8.88%

AssetsNet	$ 202,866,434
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 158,081
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,866,434 # of Portfolio Holdings16 Portfolio Turnover Rate43% Investment Advisory Fees Paid$158,081
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Fixed Income	39.6%
Equity	60.8%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Large Growth	0.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	26.5%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	34.3%
Voya Intermediate Bond Fund - Class R6	17.4%
Vanguard FTSE Developed Markets ETF	11.6%
iShares Core U.S. Aggregate Bond ETF	9.1%
Voya Multi-Manager International Equity Fund - Class I	5.9%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	3.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
C000201119
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class R
Trading Symbol	VRRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2030 Index.  Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,964	$10,660	$9,861	$10,048
2020	$10,509	$11,664	$10,397	$10,622
2021	$13,565	$11,617	$14,747	$13,515
2022	$12,547	$10,662	$13,748	$12,708
2023	$12,331	$10,434	$13,864	$12,785
2024	$14,169	$10,570	$17,130	$14,605
2025	$15,404	$11,147	$19,469	$15,994
2026	$18,459	$11,719	$25,362	$19,034

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	19.84%	6.36%	7.97%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2030 Index	19.00%	7.09%	8.34%

AssetsNet	$ 202,866,434
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 158,081
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,866,434 # of Portfolio Holdings16 Portfolio Turnover Rate43% Investment Advisory Fees Paid$158,081
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Fixed Income	39.6%
Equity	60.8%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Large Growth	0.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	26.5%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	34.3%
Voya Intermediate Bond Fund - Class R6	17.4%
Vanguard FTSE Developed Markets ETF	11.6%
iShares Core U.S. Aggregate Bond ETF	9.1%
Voya Multi-Manager International Equity Fund - Class I	5.9%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	3.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
C000164508
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class R6
Trading Symbol	VTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2030 Index.  Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,126,535	$1,015,800	$1,175,300	$1,124,300
2018	$1,225,457	$1,012,042	$1,314,456	$1,227,848
2019	$1,235,074	$1,076,812	$1,297,499	$1,235,583
2020	$1,310,230	$1,178,248	$1,367,953	$1,306,135
2021	$1,699,709	$1,173,535	$1,940,442	$1,661,927
2022	$1,580,460	$1,077,070	$1,808,880	$1,562,710
2023	$1,561,458	$1,054,021	$1,824,255	$1,572,086
2024	$1,804,022	$1,067,781	$2,253,984	$1,795,894
2025	$1,971,908	$1,126,070	$2,561,696	$1,966,770
2026	$2,375,223	$1,183,874	$3,337,098	$2,340,539

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	20.45%	6.92%	9.04%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2030 Index	19.00%	7.09%	8.88%

AssetsNet	$ 202,866,434
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 158,081
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$202,866,434 # of Portfolio Holdings16 Portfolio Turnover Rate43% Investment Advisory Fees Paid$158,081
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Fixed Income	39.6%
Equity	60.8%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Large Growth	0.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	26.5%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	34.3%
Voya Intermediate Bond Fund - Class R6	17.4%
Vanguard FTSE Developed Markets ETF	11.6%
iShares Core U.S. Aggregate Bond ETF	9.1%
Voya Multi-Manager International Equity Fund - Class I	5.9%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	3.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
C000164510
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class A
Trading Symbol	VTRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2035 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
2016	$9,427	$10,000	$10,000	$10,000	$10,000
2017	$10,725	$11,377	$10,158	$11,753	$11,350
2018	$11,746	$12,460	$10,120	$13,145	$12,526
2019	$11,720	$12,433	$10,768	$12,975	$12,513
2020	$12,387	$13,140	$11,782	$13,680	$13,160
2021	$16,582	$17,591	$11,735	$19,404	$17,401
2022	$15,379	$16,314	$10,771	$18,089	$16,344
2023	$15,185	$16,108	$10,540	$18,243	$16,434
2024	$17,854	$18,939	$10,678	$22,540	$19,184
2025	$19,601	$20,793	$11,261	$25,617	$21,149
2026	$24,128	$25,595	$11,839	$33,371	$25,736

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	16.03%	6.52%	9.21%
Class A - Excluding Sales Charge	23.10%	7.79%	9.85%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2035 Index	21.69%	8.14%	9.92%

AssetsNet	$ 263,579,180
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 212,677
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,579,180 # of Portfolio Holdings14 Portfolio Turnover Rate37% Investment Advisory Fees Paid$212,677
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	29.4%
Equity	72.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.2%
US Large Growth	0.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.3%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	41.5%
Voya Intermediate Bond Fund - Class R6	14.3%
Vanguard FTSE Developed Markets ETF	13.3%
iShares Core U.S. Aggregate Bond ETF	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.6%
iShares Core S&P Mid-Cap ETF	3.1%
Vanguard Long-Term Treasury ETF	3.1%
Vanguard FTSE Emerging Markets ETF	3.1%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Total International Bond ETF	2.0%

Material Fund Change [Text Block]
C000121562
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class I
Trading Symbol	IRSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2035 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$285,198	$253,950	$293,825	$283,750
2018	$313,002	$253,010	$328,614	$313,147
2019	$313,446	$269,203	$324,375	$312,833
2020	$332,288	$294,562	$341,988	$329,007
2021	$446,236	$293,384	$485,110	$435,013
2022	$415,494	$269,268	$452,220	$408,608
2023	$411,625	$263,505	$456,064	$410,855
2024	$485,306	$266,945	$563,496	$479,596
2025	$533,926	$281,518	$640,424	$528,729
2026	$658,864	$295,968	$834,274	$643,392

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	23.40%	8.10%	10.18%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2035 Index	21.69%	8.14%	9.92%

AssetsNet	$ 263,579,180
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 212,677
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,579,180 # of Portfolio Holdings14 Portfolio Turnover Rate37% Investment Advisory Fees Paid$212,677
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	29.4%
Equity	72.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.2%
US Large Growth	0.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.3%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	41.5%
Voya Intermediate Bond Fund - Class R6	14.3%
Vanguard FTSE Developed Markets ETF	13.3%
iShares Core U.S. Aggregate Bond ETF	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.6%
iShares Core S&P Mid-Cap ETF	3.1%
Vanguard Long-Term Treasury ETF	3.1%
Vanguard FTSE Emerging Markets ETF	3.1%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Total International Bond ETF	2.0%

Material Fund Change [Text Block]
C000201120
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class R
Trading Symbol	VRRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2035 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,885	$10,660	$9,861	$9,978
2020	$10,425	$11,664	$10,397	$10,494
2021	$13,917	$11,617	$14,747	$13,875
2022	$12,876	$10,662	$13,748	$13,032
2023	$12,691	$10,434	$13,864	$13,104
2024	$14,880	$10,570	$17,130	$15,296
2025	$16,292	$11,147	$19,469	$16,864
2026	$20,004	$11,719	$25,362	$20,521

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	22.79%	7.53%	9.06%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2035 Index	21.69%	8.14%	9.35%

AssetsNet	$ 263,579,180
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 212,677
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,579,180 # of Portfolio Holdings14 Portfolio Turnover Rate37% Investment Advisory Fees Paid$212,677
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	29.4%
Equity	72.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.2%
US Large Growth	0.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.3%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	41.5%
Voya Intermediate Bond Fund - Class R6	14.3%
Vanguard FTSE Developed Markets ETF	13.3%
iShares Core U.S. Aggregate Bond ETF	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.6%
iShares Core S&P Mid-Cap ETF	3.1%
Vanguard Long-Term Treasury ETF	3.1%
Vanguard FTSE Emerging Markets ETF	3.1%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Total International Bond ETF	2.0%

Material Fund Change [Text Block]
C000164509
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class R6
Trading Symbol	VTRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2035 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,141,218	$1,015,800	$1,175,300	$1,135,000
2018	$1,252,953	$1,012,042	$1,314,456	$1,252,586
2019	$1,253,991	$1,076,812	$1,297,499	$1,251,333
2020	$1,329,619	$1,178,248	$1,367,953	$1,316,027
2021	$1,785,324	$1,173,535	$1,940,442	$1,740,051
2022	$1,662,327	$1,077,070	$1,808,880	$1,634,430
2023	$1,646,913	$1,054,021	$1,824,255	$1,643,420
2024	$1,941,485	$1,067,781	$2,253,984	$1,918,383
2025	$2,136,700	$1,126,070	$2,561,696	$2,114,914
2026	$2,638,562	$1,183,874	$3,337,098	$2,573,569

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	23.49%	8.13%	10.19%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2035 Index	21.69%	8.14%	9.92%

AssetsNet	$ 263,579,180
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 212,677
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,579,180 # of Portfolio Holdings14 Portfolio Turnover Rate37% Investment Advisory Fees Paid$212,677
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	29.4%
Equity	72.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.2%
US Large Growth	0.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.3%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	41.5%
Voya Intermediate Bond Fund - Class R6	14.3%
Vanguard FTSE Developed Markets ETF	13.3%
iShares Core U.S. Aggregate Bond ETF	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.6%
iShares Core S&P Mid-Cap ETF	3.1%
Vanguard Long-Term Treasury ETF	3.1%
Vanguard FTSE Emerging Markets ETF	3.1%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Total International Bond ETF	2.0%

Material Fund Change [Text Block]
C000164511
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class A
Trading Symbol	VTRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2040 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
2016	$9,422	$10,000	$10,000	$10,000	$10,000
2017	$10,804	$11,467	$10,158	$11,753	$11,427
2018	$11,892	$12,622	$10,120	$13,145	$12,705
2019	$11,792	$12,515	$10,768	$12,975	$12,635
2020	$12,484	$13,250	$11,782	$13,680	$13,240
2021	$17,237	$18,294	$11,735	$19,404	$17,966
2022	$16,011	$16,993	$10,771	$18,089	$16,876
2023	$15,881	$16,855	$10,540	$18,243	$16,981
2024	$19,020	$20,186	$10,678	$22,540	$20,186
2025	$21,027	$22,317	$11,261	$25,617	$22,380
2026	$26,576	$28,206	$11,839	$33,371	$27,844

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	19.13%	7.76%	10.27%
Class A - Excluding Sales Charge	26.39%	9.04%	10.93%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2040 Index	24.41%	9.16%	10.78%

AssetsNet	$ 148,950,635
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 129,483
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$148,950,635 # of Portfolio Holdings13 Portfolio Turnover Rate44% Investment Advisory Fees Paid$129,483
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Fixed Income	18.0%
Equity	83.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.7%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	46.9%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Intermediate Bond Fund - Class R6	10.4%
Voya Multi-Manager International Equity Fund - Class I	7.6%
iShares Core S&P Mid-Cap ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Vanguard Long-Term Treasury ETF	3.1%
Voya VACS Series EME Fund	2.9%
iShares Core U.S. Aggregate Bond ETF	2.5%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
C000121563
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class I
Trading Symbol	IRSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2040 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$287,078	$253,950	$293,825	$285,675
2018	$316,915	$253,010	$328,614	$317,613
2019	$315,048	$269,203	$324,375	$315,867
2020	$334,163	$294,562	$341,988	$330,997
2021	$462,380	$293,384	$485,110	$449,162
2022	$431,145	$269,268	$452,220	$421,898
2023	$428,542	$263,505	$456,064	$424,514
2024	$515,123	$266,945	$563,496	$504,642
2025	$570,946	$281,518	$640,424	$559,494
2026	$723,611	$295,968	$834,274	$696,091

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	26.74%	9.37%	11.21%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2040 Index	24.41%	9.16%	10.78%

AssetsNet	$ 148,950,635
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 129,483
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$148,950,635 # of Portfolio Holdings13 Portfolio Turnover Rate44% Investment Advisory Fees Paid$129,483
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Fixed Income	18.0%
Equity	83.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.7%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	46.9%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Intermediate Bond Fund - Class R6	10.4%
Voya Multi-Manager International Equity Fund - Class I	7.6%
iShares Core S&P Mid-Cap ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Vanguard Long-Term Treasury ETF	3.1%
Voya VACS Series EME Fund	2.9%
iShares Core U.S. Aggregate Bond ETF	2.5%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
C000201121
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class R
Trading Symbol	VRRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2040 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,816	$10,660	$9,861	$9,933
2020	$10,365	$11,664	$10,397	$10,409
2021	$14,272	$11,617	$14,747	$14,125
2022	$13,227	$10,662	$13,748	$13,268
2023	$13,085	$10,434	$13,864	$13,350
2024	$15,638	$10,570	$17,130	$15,870
2025	$17,247	$11,147	$19,469	$17,595
2026	$21,733	$11,719	$25,362	$21,891

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	26.01%	8.77%	10.19%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2040 Index	24.41%	9.16%	10.23%

AssetsNet	$ 148,950,635
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 129,483
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$148,950,635 # of Portfolio Holdings13 Portfolio Turnover Rate44% Investment Advisory Fees Paid$129,483
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Fixed Income	18.0%
Equity	83.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.7%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	46.9%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Intermediate Bond Fund - Class R6	10.4%
Voya Multi-Manager International Equity Fund - Class I	7.6%
iShares Core S&P Mid-Cap ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Vanguard Long-Term Treasury ETF	3.1%
Voya VACS Series EME Fund	2.9%
iShares Core U.S. Aggregate Bond ETF	2.5%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
C000164512
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class R6
Trading Symbol	VTRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2040 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,149,137	$1,015,800	$1,175,300	$1,142,700
2018	$1,269,077	$1,012,042	$1,314,456	$1,270,454
2019	$1,262,121	$1,076,812	$1,297,499	$1,263,466
2020	$1,340,408	$1,178,248	$1,367,953	$1,323,986
2021	$1,856,654	$1,173,535	$1,940,442	$1,796,650
2022	$1,730,464	$1,077,070	$1,808,880	$1,687,593
2023	$1,720,704	$1,054,021	$1,824,255	$1,698,056
2024	$2,069,080	$1,067,781	$2,253,984	$2,018,569
2025	$2,294,017	$1,126,070	$2,561,696	$2,237,976
2026	$2,905,667	$1,183,874	$3,337,098	$2,784,364

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	26.66%	9.37%	11.26%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2040 Index	24.41%	9.16%	10.78%

AssetsNet	$ 148,950,635
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 129,483
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$148,950,635 # of Portfolio Holdings13 Portfolio Turnover Rate44% Investment Advisory Fees Paid$129,483
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Fixed Income	18.0%
Equity	83.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.7%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	46.9%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Intermediate Bond Fund - Class R6	10.4%
Voya Multi-Manager International Equity Fund - Class I	7.6%
iShares Core S&P Mid-Cap ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Vanguard Long-Term Treasury ETF	3.1%
Voya VACS Series EME Fund	2.9%
iShares Core U.S. Aggregate Bond ETF	2.5%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
C000164513
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class A
Trading Symbol	VTRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2045 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
2016	$9,427	$10,000	$10,000	$10,000	$10,000
2017	$10,815	$11,472	$10,158	$11,753	$11,492
2018	$11,947	$12,673	$10,120	$13,145	$12,823
2019	$11,782	$12,498	$10,768	$12,975	$12,712
2020	$12,443	$13,199	$11,782	$13,680	$13,285
2021	$17,504	$18,568	$11,735	$19,404	$18,310
2022	$16,287	$17,277	$10,771	$18,089	$17,204
2023	$16,181	$17,164	$10,540	$18,243	$17,328
2024	$19,617	$20,810	$10,678	$22,540	$20,839
2025	$21,778	$23,102	$11,261	$25,617	$23,200
2026	$27,947	$29,645	$11,839	$33,371	$29,304

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	20.94%	8.52%	10.82%
Class A - Excluding Sales Charge	28.33%	9.81%	11.48%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2045 Index	26.31%	9.86%	11.35%

AssetsNet	$ 234,434,295
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 227,738
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$234,434,295 # of Portfolio Holdings12 Portfolio Turnover Rate32% Investment Advisory Fees Paid$227,738
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	10.1%
Equity	91.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	51.8%
Vanguard FTSE Developed Markets ETF	17.9%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Intermediate Bond Fund - Class R6	6.0%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	1.2%

Material Fund Change [Text Block]
C000121564
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class I
Trading Symbol	IRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2045 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$287,802	$253,950	$293,825	$287,300
2018	$318,510	$253,010	$328,614	$320,569
2019	$315,252	$269,203	$324,375	$317,812
2020	$333,804	$294,562	$341,988	$332,114
2021	$471,351	$293,384	$485,110	$457,753
2022	$439,937	$269,268	$452,220	$430,104
2023	$438,704	$263,505	$456,064	$433,201
2024	$533,539	$266,945	$563,496	$520,967
2025	$594,200	$281,518	$640,424	$579,989
2026	$764,233	$295,968	$834,274	$732,593

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	28.61%	10.15%	11.82%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2045 Index	26.31%	9.86%	11.35%

AssetsNet	$ 234,434,295
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 227,738
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$234,434,295 # of Portfolio Holdings12 Portfolio Turnover Rate32% Investment Advisory Fees Paid$227,738
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	10.1%
Equity	91.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	51.8%
Vanguard FTSE Developed Markets ETF	17.9%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Intermediate Bond Fund - Class R6	6.0%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	1.2%

Material Fund Change [Text Block]
C000201122
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class R
Trading Symbol	VRRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2045 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,758	$10,660	$9,861	$9,904
2020	$10,279	$11,664	$10,397	$10,349
2021	$14,430	$11,617	$14,747	$14,264
2022	$13,388	$10,662	$13,748	$13,403
2023	$13,261	$10,434	$13,864	$13,499
2024	$16,022	$10,570	$17,130	$16,234
2025	$17,753	$11,147	$19,469	$18,073
2026	$22,723	$11,719	$25,362	$22,829

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	27.99%	9.51%	10.81%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2045 Index	26.31%	9.86%	10.80%

AssetsNet	$ 234,434,295
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 227,738
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$234,434,295 # of Portfolio Holdings12 Portfolio Turnover Rate32% Investment Advisory Fees Paid$227,738
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	10.1%
Equity	91.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	51.8%
Vanguard FTSE Developed Markets ETF	17.9%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Intermediate Bond Fund - Class R6	6.0%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	1.2%

Material Fund Change [Text Block]
C000164514
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class R6
Trading Symbol	VTRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2045 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,150,853	$1,015,800	$1,175,300	$1,149,200
2018	$1,275,424	$1,012,042	$1,314,456	$1,282,277
2019	$1,261,942	$1,076,812	$1,297,499	$1,271,250
2020	$1,337,387	$1,178,248	$1,367,953	$1,328,456
2021	$1,888,861	$1,173,535	$1,940,442	$1,831,011
2022	$1,764,158	$1,077,070	$1,808,880	$1,720,418
2023	$1,757,857	$1,054,021	$1,824,255	$1,732,805
2024	$2,138,159	$1,067,781	$2,253,984	$2,083,868
2025	$2,381,349	$1,126,070	$2,561,696	$2,319,957
2026	$3,062,886	$1,183,874	$3,337,098	$2,930,373

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	28.62%	10.15%	11.84%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2045 Index	26.31%	9.86%	11.35%

AssetsNet	$ 234,434,295
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 227,738
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$234,434,295 # of Portfolio Holdings12 Portfolio Turnover Rate32% Investment Advisory Fees Paid$227,738
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	10.1%
Equity	91.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	51.8%
Vanguard FTSE Developed Markets ETF	17.9%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Intermediate Bond Fund - Class R6	6.0%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	1.2%

Material Fund Change [Text Block]
C000164515
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class A
Trading Symbol	VTROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$45	0.39%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2050 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equities were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
2016	$9,427	$10,000	$10,000	$10,000	$10,000
2017	$10,825	$11,483	$10,158	$11,753	$11,551
2018	$11,972	$12,700	$10,120	$13,145	$12,928
2019	$11,786	$12,503	$10,768	$12,975	$12,788
2020	$12,428	$13,184	$11,782	$13,680	$13,353
2021	$17,520	$18,586	$11,735	$19,404	$18,551
2022	$16,247	$17,236	$10,771	$18,089	$17,425
2023	$16,144	$17,126	$10,540	$18,243	$17,552
2024	$19,671	$20,867	$10,678	$22,540	$21,238
2025	$21,866	$23,196	$11,261	$25,617	$23,661
2026	$28,335	$30,058	$11,839	$33,371	$30,089

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	22.11%	8.79%	10.98%
Class A - Excluding Sales Charge	29.58%	10.09%	11.63%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2050 Index	27.16%	10.15%	11.64%

AssetsNet	$ 116,071,532
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 116,094
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$116,071,532 # of Portfolio Holdings11 Portfolio Turnover Rate42% Investment Advisory Fees Paid$116,094
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Fixed Income	5.0%
Equity	96.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.7%
Vanguard FTSE Developed Markets ETF	19.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya Intermediate Bond Fund - Class R6	4.0%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000121565
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class I
Trading Symbol	IRSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.21%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2050 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equities were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$287,665	$253,950	$293,825	$288,775
2018	$319,220	$253,010	$328,614	$323,197
2019	$315,081	$269,203	$324,375	$319,706
2020	$333,563	$294,562	$341,988	$333,837
2021	$471,163	$293,384	$485,110	$463,767
2022	$438,331	$269,268	$452,220	$435,616
2023	$437,421	$263,505	$456,064	$438,796
2024	$534,344	$266,945	$563,496	$530,942
2025	$595,735	$281,518	$640,424	$591,535
2026	$772,755	$295,968	$834,274	$752,218

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	29.72%	10.40%	11.95%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2050 Index	27.16%	10.15%	11.64%

AssetsNet	$ 116,071,532
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 116,094
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$116,071,532 # of Portfolio Holdings11 Portfolio Turnover Rate42% Investment Advisory Fees Paid$116,094
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Fixed Income	5.0%
Equity	96.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.7%
Vanguard FTSE Developed Markets ETF	19.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya Intermediate Bond Fund - Class R6	4.0%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000201123
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class R
Trading Symbol	VRRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2050 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equities were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,729	$10,660	$9,861	$9,882
2020	$10,244	$11,664	$10,397	$10,319
2021	$14,404	$11,617	$14,747	$14,335
2022	$13,321	$10,662	$13,748	$13,465
2023	$13,200	$10,434	$13,864	$13,563
2024	$16,029	$10,570	$17,130	$16,411
2025	$17,789	$11,147	$19,469	$18,284
2026	$22,981	$11,719	$25,362	$23,251

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	29.19%	9.80%	10.97%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2050 Index	27.16%	10.15%	11.05%

AssetsNet	$ 116,071,532
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 116,094
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$116,071,532 # of Portfolio Holdings11 Portfolio Turnover Rate42% Investment Advisory Fees Paid$116,094
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Fixed Income	5.0%
Equity	96.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.7%
Vanguard FTSE Developed Markets ETF	19.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya Intermediate Bond Fund - Class R6	4.0%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000164516
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class R6
Trading Symbol	VTRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2050 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equities were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,151,110	$1,015,800	$1,175,300	$1,155,100
2018	$1,277,917	$1,012,042	$1,314,456	$1,292,788
2019	$1,260,743	$1,076,812	$1,297,499	$1,278,826
2020	$1,335,137	$1,178,248	$1,367,953	$1,335,350
2021	$1,888,909	$1,173,535	$1,940,442	$1,855,068
2022	$1,758,046	$1,077,070	$1,808,880	$1,742,465
2023	$1,753,621	$1,054,021	$1,824,255	$1,755,185
2024	$2,142,791	$1,067,781	$2,253,984	$2,123,769
2025	$2,389,742	$1,126,070	$2,561,696	$2,366,140
2026	$3,105,662	$1,183,874	$3,337,098	$3,008,871

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	29.96%	10.46%	12.00%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2050 Index	27.16%	10.15%	11.64%

AssetsNet	$ 116,071,532
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 116,094
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$116,071,532 # of Portfolio Holdings11 Portfolio Turnover Rate42% Investment Advisory Fees Paid$116,094
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Fixed Income	5.0%
Equity	96.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.7%
Vanguard FTSE Developed Markets ETF	19.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya Intermediate Bond Fund - Class R6	4.0%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000164517
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class A
Trading Symbol	VTRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2055 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
2016	$9,427	$10,000	$10,000	$10,000	$10,000
2017	$10,840	$11,499	$10,158	$11,753	$11,593
2018	$11,990	$12,719	$10,120	$13,145	$12,989
2019	$11,788	$12,505	$10,768	$12,975	$12,841
2020	$12,443	$13,199	$11,782	$13,680	$13,388
2021	$17,598	$18,667	$11,735	$19,404	$18,675
2022	$16,296	$17,287	$10,771	$18,089	$17,539
2023	$16,203	$17,188	$10,540	$18,243	$17,671
2024	$19,746	$20,946	$10,678	$22,540	$21,391
2025	$21,975	$23,311	$11,261	$25,617	$23,874
2026	$28,595	$30,332	$11,839	$33,371	$30,505

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	22.67%	8.90%	11.08%
Class A - Excluding Sales Charge	30.12%	10.20%	11.74%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2055 Index	27.78%	10.31%	11.80%

AssetsNet	$ 155,937,773
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 156,391
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$155,937,773 # of Portfolio Holdings11 Portfolio Turnover Rate35% Investment Advisory Fees Paid$156,391
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Fixed Income	3.0%
Equity	98.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.0%
Vanguard FTSE Developed Markets ETF	19.3%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.4%
Voya Intermediate Bond Fund - Class R6	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000121566
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class I
Trading Symbol	IRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.21%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2055 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$288,297	$253,950	$293,825	$289,825
2018	$319,657	$253,010	$328,614	$324,720
2019	$315,241	$269,203	$324,375	$321,018
2020	$334,033	$294,562	$341,988	$334,693
2021	$473,971	$293,384	$485,110	$466,864
2022	$440,632	$269,268	$452,220	$438,479
2023	$439,254	$263,505	$456,064	$441,767
2024	$537,574	$266,945	$563,496	$534,767
2025	$599,685	$281,518	$640,424	$596,841
2026	$781,547	$295,968	$834,274	$762,623

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	30.33%	10.52%	12.07%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2055 Index	27.78%	10.31%	11.80%

AssetsNet	$ 155,937,773
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 156,391
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$155,937,773 # of Portfolio Holdings11 Portfolio Turnover Rate35% Investment Advisory Fees Paid$156,391
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Fixed Income	3.0%
Equity	98.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.0%
Vanguard FTSE Developed Markets ETF	19.3%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.4%
Voya Intermediate Bond Fund - Class R6	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000201124
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class R
Trading Symbol	VRRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2055 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,718	$10,660	$9,861	$9,877
2020	$10,235	$11,664	$10,397	$10,297
2021	$14,425	$11,617	$14,747	$14,364
2022	$13,328	$10,662	$13,748	$13,491
2023	$13,218	$10,434	$13,864	$13,592
2024	$16,071	$10,570	$17,130	$16,453
2025	$17,835	$11,147	$19,469	$18,363
2026	$23,132	$11,719	$25,362	$23,463

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	29.70%	9.91%	11.06%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2055 Index	27.78%	10.31%	11.18%

AssetsNet	$ 155,937,773
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 156,391
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$155,937,773 # of Portfolio Holdings11 Portfolio Turnover Rate35% Investment Advisory Fees Paid$156,391
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Fixed Income	3.0%
Equity	98.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.0%
Vanguard FTSE Developed Markets ETF	19.3%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.4%
Voya Intermediate Bond Fund - Class R6	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000164518
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class R6
Trading Symbol	VTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2055 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,153,764	$1,015,800	$1,175,300	$1,159,300
2018	$1,280,903	$1,012,042	$1,314,456	$1,298,880
2019	$1,263,607	$1,076,812	$1,297,499	$1,284,072
2020	$1,337,865	$1,178,248	$1,367,953	$1,338,774
2021	$1,899,990	$1,173,535	$1,940,442	$1,867,456
2022	$1,767,116	$1,077,070	$1,808,880	$1,753,915
2023	$1,762,684	$1,054,021	$1,824,255	$1,767,069
2024	$2,156,523	$1,067,781	$2,253,984	$2,139,067
2025	$2,408,424	$1,126,070	$2,561,696	$2,387,363
2026	$3,140,215	$1,183,874	$3,337,098	$3,050,492

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	30.38%	10.57%	12.12%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2055 Index	27.78%	10.31%	11.80%

AssetsNet	$ 155,937,773
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 156,391
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$155,937,773 # of Portfolio Holdings11 Portfolio Turnover Rate35% Investment Advisory Fees Paid$156,391
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Fixed Income	3.0%
Equity	98.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.0%
Vanguard FTSE Developed Markets ETF	19.3%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.4%
Voya Intermediate Bond Fund - Class R6	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000164519
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class A
Trading Symbol	VTRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$45	0.39%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2060 Index. Both asset allocation and underlying fund selection contributed. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selectin had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
2016	$9,429	$10,000	$10,000	$10,000	$10,000
2017	$10,846	$11,502	$10,158	$11,753	$11,623
2018	$12,000	$12,727	$10,120	$13,145	$13,043
2019	$11,789	$12,503	$10,768	$12,975	$12,902
2020	$12,450	$13,204	$11,782	$13,680	$13,482
2021	$17,665	$18,735	$11,735	$19,404	$18,796
2022	$16,382	$17,374	$10,771	$18,089	$17,642
2023	$16,284	$17,270	$10,540	$18,243	$17,782
2024	$19,848	$21,050	$10,678	$22,540	$21,532
2025	$22,087	$23,424	$11,261	$25,617	$24,025
2026	$28,748	$30,489	$11,839	$33,371	$30,704

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	22.70%	8.94%	11.14%
Class A - Excluding Sales Charge	30.16%	10.23%	11.79%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2060 Index	27.80%	10.31%	11.87%

AssetsNet	$ 69,406,753
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 69,044
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$69,406,753 # of Portfolio Holdings11 Portfolio Turnover Rate39% Investment Advisory Fees Paid$69,044
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Fixed Income	2.5%
Equity	99.6%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	56.0%
Vanguard FTSE Developed Markets ETF	20.2%
Voya Multi-Manager International Equity Fund - Class I	7.3%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000161488
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class I
Trading Symbol	VRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2060 Index. Both asset allocation and underlying fund selection contributed. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selectin had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$288,366	$253,950	$293,825	$290,575
2018	$319,501	$253,010	$328,614	$326,083
2019	$315,063	$269,203	$324,375	$322,562
2020	$333,639	$294,562	$341,988	$337,045
2021	$475,416	$293,384	$485,110	$469,908
2022	$442,476	$269,268	$452,220	$441,055
2023	$441,531	$263,505	$456,064	$444,540
2024	$540,062	$266,945	$563,496	$538,297
2025	$603,246	$281,518	$640,424	$600,613
2026	$785,769	$295,968	$834,274	$767,594

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	30.26%	10.57%	12.13%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2060 Index	27.80%	10.31%	11.87%

AssetsNet	$ 69,406,753
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 69,044
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$69,406,753 # of Portfolio Holdings11 Portfolio Turnover Rate39% Investment Advisory Fees Paid$69,044
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Fixed Income	2.5%
Equity	99.6%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	56.0%
Vanguard FTSE Developed Markets ETF	20.2%
Voya Multi-Manager International Equity Fund - Class I	7.3%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000201125
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class R
Trading Symbol	VRROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2060 Index. Both asset allocation and underlying fund selection contributed. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selectin had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,723	$10,660	$9,861	$9,882
2020	$10,246	$11,664	$10,397	$10,326
2021	$14,492	$11,617	$14,747	$14,397
2022	$13,406	$10,662	$13,748	$13,513
2023	$13,290	$10,434	$13,864	$13,619
2024	$16,168	$10,570	$17,130	$16,492
2025	$17,939	$11,147	$19,469	$18,401
2026	$23,293	$11,719	$25,362	$23,517

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	29.85%	9.96%	11.15%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2060 Index	27.80%	10.31%	11.21%

AssetsNet	$ 69,406,753
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 69,044
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$69,406,753 # of Portfolio Holdings11 Portfolio Turnover Rate39% Investment Advisory Fees Paid$69,044
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Fixed Income	2.5%
Equity	99.6%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	56.0%
Vanguard FTSE Developed Markets ETF	20.2%
Voya Multi-Manager International Equity Fund - Class I	7.3%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000164520
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class R6
Trading Symbol	VTRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2060 Index. Both asset allocation and underlying fund selection contributed. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selectin had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,154,029	$1,015,800	$1,175,300	$1,162,300
2018	$1,279,977	$1,012,042	$1,314,456	$1,304,333
2019	$1,262,567	$1,076,812	$1,297,499	$1,290,246
2020	$1,336,945	$1,178,248	$1,367,953	$1,348,178
2021	$1,904,548	$1,173,535	$1,940,442	$1,879,630
2022	$1,772,708	$1,077,070	$1,808,880	$1,764,221
2023	$1,769,340	$1,054,021	$1,824,255	$1,778,158
2024	$2,166,225	$1,067,781	$2,253,984	$2,153,190
2025	$2,417,828	$1,126,070	$2,561,696	$2,402,454
2026	$3,156,735	$1,183,874	$3,337,098	$3,070,377

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	30.56%	10.63%	12.18%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2060 Index	27.80%	10.31%	11.87%

AssetsNet	$ 69,406,753
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 69,044
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$69,406,753 # of Portfolio Holdings11 Portfolio Turnover Rate39% Investment Advisory Fees Paid$69,044
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Fixed Income	2.5%
Equity	99.6%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	56.0%
Vanguard FTSE Developed Markets ETF	20.2%
Voya Multi-Manager International Equity Fund - Class I	7.3%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000219039
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class A
Trading Symbol	VTAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$9,425	$10,000	$10,000	$10,000	$10,000
2021	$12,310	$13,061	$9,776	$12,673	$12,922
2022	$11,434	$12,132	$8,972	$11,814	$12,147
2023	$11,384	$12,078	$8,780	$11,914	$12,238
2024	$13,930	$14,780	$8,895	$14,721	$14,867
2025	$15,525	$16,472	$9,380	$16,730	$16,619
2026	$20,220	$21,453	$9,862	$21,794	$21,291

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class A - Including Sales ChargeFootnote Reference*	22.74%	9.13%	12.82%
Class A - Excluding Sales Charge	30.25%	10.43%	13.97%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	-0.24%
MSCI All Country World Index℠	30.27%	11.45%	14.73%
S&P Target Date 2065+ Index	28.11%	10.50%	13.82%

AssetsNet	$ 34,651,661
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 29,036
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,651,661 # of Portfolio Holdings11 Portfolio Turnover Rate57% Investment Advisory Fees Paid$29,036
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Fixed Income	2.5%
Equity	99.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	20.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000219040
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class I
Trading Symbol	VTIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$250,000	$250,000	$250,000	$250,000
2021	$327,294	$244,395	$316,821	$323,057
2022	$304,721	$224,306	$295,341	$303,673
2023	$304,122	$219,506	$297,851	$305,951
2024	$372,750	$222,371	$368,014	$371,675
2025	$416,646	$234,510	$418,255	$415,471
2026	$543,618	$246,548	$544,857	$532,267

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class I	30.48%	10.68%	14.23%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	-0.24%
MSCI All Country World Index℠	30.27%	11.45%	14.73%
S&P Target Date 2065+ Index	28.11%	10.50%	13.82%

AssetsNet	$ 34,651,661
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 29,036
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,651,661 # of Portfolio Holdings11 Portfolio Turnover Rate57% Investment Advisory Fees Paid$29,036
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Fixed Income	2.5%
Equity	99.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	20.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000219041
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class R
Trading Symbol	VTURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2021	$13,040	$9,776	$12,673	$12,922
2022	$12,075	$8,972	$11,814	$12,147
2023	$11,995	$8,780	$11,914	$12,238
2024	$14,632	$8,895	$14,721	$14,867
2025	$16,267	$9,380	$16,730	$16,619
2026	$21,139	$9,862	$21,794	$21,291

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class R	29.95%	10.14%	13.68%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	-0.24%
MSCI All Country World Index℠	30.27%	11.45%	14.73%
S&P Target Date 2065+ Index	28.11%	10.50%	13.82%

AssetsNet	$ 34,651,661
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 29,036
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,651,661 # of Portfolio Holdings11 Portfolio Turnover Rate57% Investment Advisory Fees Paid$29,036
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Fixed Income	2.5%
Equity	99.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	20.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000219038
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class R6
Trading Symbol	VTUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2021	$1,309,176	$977,581	$1,267,285	$1,292,227
2022	$1,219,035	$897,224	$1,181,363	$1,214,693
2023	$1,217,048	$878,023	$1,191,404	$1,223,804
2024	$1,492,046	$889,486	$1,472,056	$1,486,700
2025	$1,667,970	$938,042	$1,673,020	$1,661,884
2026	$2,177,165	$986,194	$2,179,428	$2,129,067

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class R6	30.53%	10.71%	14.25%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	-0.24%
MSCI All Country World Index℠	30.27%	11.45%	14.73%
S&P Target Date 2065+ Index	28.11%	10.50%	13.82%

AssetsNet	$ 34,651,661
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 29,036
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,651,661 # of Portfolio Holdings11 Portfolio Turnover Rate57% Investment Advisory Fees Paid$29,036
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Fixed Income	2.5%
Equity	99.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	20.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000259836
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2070 Fund
Class Name	Class A
Trading Symbol	VTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class AFootnote Reference*	$35	0.39%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

Since inception from August 8, 2025 through May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance:Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
8/8/2025	$9,425	$10,000	$10,000	$10,000	$10,000
2026	$11,489	$12,190	$10,316	$12,155	$12,043

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception (8/8/2025)
Class A - Including Sales ChargeFootnote Reference*	14.89%
Class A - Excluding Sales Charge	21.90%
Bloomberg U.S. Aggregate Bond Index	3.16%
MSCI All Country World Index℠	21.55%
S&P Target Date 2065+ Index	20.43%

AssetsNet	$ 5,146,609
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 2,784
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,146,609 # of Portfolio Holdings12 Portfolio Turnover Rate22% Investment Advisory Fees Paid$2,784
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	2.7%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.1%
Vanguard FTSE Developed Markets ETF	19.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.5%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000259837
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2070 Fund
Class Name	Class I
Trading Symbol	VTRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class IFootnote Reference*	$13	0.14%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

Since inception from August 8, 2025 through May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance:Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
8/8/2025	$250,000	$250,000	$250,000	$250,000
2026	$305,263	$257,909	$303,869	$301,072

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception (8/8/2025)
Class I	22.11%
Bloomberg U.S. Aggregate Bond Index	3.16%
MSCI All Country World Index℠	21.55%
S&P Target Date 2065+ Index	20.43%

AssetsNet	$ 5,146,609
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 2,784
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,146,609 # of Portfolio Holdings12 Portfolio Turnover Rate22% Investment Advisory Fees Paid$2,784
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	2.7%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.1%
Vanguard FTSE Developed Markets ETF	19.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.5%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000259838
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2070 Fund
Class Name	Class R
Trading Symbol	VTRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class RFootnote Reference*	$57	0.64%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

Since inception from August 8, 2025 through May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance:Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2026	$12,168	$10,316	$12,155	$12,043

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception (8/8/2025)
Class R	21.68%
Bloomberg U.S. Aggregate Bond Index	3.16%
MSCI All Country World Index℠	21.55%
S&P Target Date 2065+ Index	20.43%

AssetsNet	$ 5,146,609
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 2,784
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,146,609 # of Portfolio Holdings12 Portfolio Turnover Rate22% Investment Advisory Fees Paid$2,784
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	2.7%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.1%
Vanguard FTSE Developed Markets ETF	19.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.5%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]
C000259835
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2070 Fund
Class Name	Class R6
Trading Symbol	VTRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6Footnote Reference*	$13	0.14%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

Since inception from August 8, 2025 through May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance:Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
8/8/2025	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2026	$1,221,020	$1,031,635	$1,215,476	$1,204,289

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception (8/8/2025)
Class R6	22.10%
Bloomberg U.S. Aggregate Bond Index	3.16%
MSCI All Country World Index℠	21.55%
S&P Target Date 2065+ Index	20.43%

AssetsNet	$ 5,146,609
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 2,784
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,146,609 # of Portfolio Holdings12 Portfolio Turnover Rate22% Investment Advisory Fees Paid$2,784
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	2.7%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.1%
Vanguard FTSE Developed Markets ETF	19.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.5%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Material Fund Change [Text Block]